Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of allowance of doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the year	$ 191	$ 41
Additions		148	39
Foreign currency translation	(14)	2	2
Balance at the end of the year	$ 177	$ 191	$ 41